Shareholders' Equity - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2006
Shareholders Equity [Line Items]
Ordinary shares authorized				1,600,000,000	1,200,000,000
Ordinary shares par value				$ 0.0003	$ 0.0003
Ordinary shares issued				712,131,058	635,092,150		666,667
Ordinary shares outstanding				712,131,058	635,092,150
Warrants exercise price per share				$ 2.30769
Issuance of ordinary shares				$ 8,258,000	$ 23,262,000	$ 8,913,000
Fair market value of commitment shares					368,000
Net proceeds after deducting placement agent fees and other offering expense	$ 4,100,000
Ordinary Shares
Shareholders Equity [Line Items]
Issuance of ordinary shares				$ 21,000	$ 58,000	$ 5,000
Issuance of commitment shares, shares					2,203,812
Issuance of ordinary shares, Shares				69,162,552	191,671,812	16,304,347
Registered Public Offering
Shareholders Equity [Line Items]
Issuance of ordinary shares, Shares		34,133,352
Net proceeds after deducting placement agent fees and other offering expense		$ 2,600,000
Registered Public Offering | Ordinary Shares
Shareholders Equity [Line Items]
Issuance of ordinary shares, Shares	28,068,000
Registered Public Offering | American Depository Shares
Shareholders Equity [Line Items]
Issuance of ordinary shares, Shares	2,339,000	2,844,446
Shares issued price per share	$ 2.00	$ 1.125
MVIL
Shareholders Equity [Line Items]
Ordinary shares par value			$ 0.0003
Ordinary shares issued			152,858,460
Shares issued price per share			$ 0.13084
Issuance of ordinary shares			$ 20,000,000.0
LPC
Shareholders Equity [Line Items]
Ordinary shares par value				$ 1.9674
Purchase obligation commitment amount				$ 20,000,000.0
Share purchase obligation, period				36 months
Purchase Of Ordinary Shares				900,000
Maximum ordinary shares outstanding				1,800,000
Maximum ordinary shares outstanding				$ 2,000,000
Maximum ordinary shares outstanding				4.99%
Maximum shares repurchase				19.99%
Issuance of commitment shares, shares				2,203,812
Fair market value of commitment shares				$ 400,000
Fair market value of commitment shares and other issuance costs				$ 700,000
Sale of stock number of shares issued in transaction				41,094,552	4,680,000
Sale of stock consideration received on transaction				$ 4,200,000	$ 700,000
Ordinary share issued under share incentive plan				2,203,812
LPC | Ordinary Shares
Shareholders Equity [Line Items]
Sale of stock number of shares issued in transaction				45,774,552
Sale of stock consideration received on transaction				$ 5,300,000
LPC | Maximum
Shareholders Equity [Line Items]
Share purchase obligation				$ 20,000,000.0
LPC | Minimum
Shareholders Equity [Line Items]
Ordinary shares par value				$ 1.00
Wainwright | At Market Offering
Shareholders Equity [Line Items]
Ordinary shares par value				$ 0.0003
Sale of ordinary shares				12